Related Party Transactions (Details 1) - USD ($)		Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Acquisition deposit			$ 565,000
Venture Business International Limited ("VBI") [Member]
Related Party Transaction [Line Items]
Acquisition deposit	[1]		$ 565,000

[1]	As of December 31, 2016, the Company made a deposit of $565,000 to VBI with the intention to acquire VBI, who owns a 15.68% noncontrolling equity interest in REIT Changjiang for $3.6 million. The transaction was completed as of December 31, 2017.